SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Accounting Policies [Abstract]
Sale of long term assets total estimated proceeds	$ 10,000	$ 19,000